Subsidiary Guarantors (Tables)	9 Months Ended
Sep. 30, 2013
Subsidiary Guarantors [Abstract]
Schedule of Condensed Consolidating Balance Sheet

	Condensed Consolidating Balance Sheet
	September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$1	$3,472	$—	$—	$3,473
Accounts receivable	—	4,144	1,502	—	5,646
Unbilled revenue	—	20,107	3,649	—	23,756
Risk management assets	—	1,050	—	—	1,050
Other current assets	—	4,753	473	—	5,226
Current assets held for sale	—	1,276	—	—	1,276
Total current assets	1	34,802	5,624	—	40,427
Property, plant and equipment, net	—	257,864	58,791	—	316,655
Noncurrent assets held for sale, net	—	3,016	—	—	3,016
Intangible assets, net	—	4,351	—	—	4,351
Goodwill	—	16,447	—	—	16,447
Deferred tax asset	—	5,741	—	—	5,741
Investment in subsidiaries	149,782	53,607	—	(203,389)	—
Other assets, net	—	6,202	—	—	6,202
Total assets	$149,783	$382,030	$64,415	$(203,389)	$392,839

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$2,038	$210	$—	$2,248
Accrued gas purchases	—	13,706	2,614	—	16,320
Accrued expenses and other current liabilities	856	16,576	116	—	17,548
Risk management liabilities	—	349	—	—	349
Current portion of long-term debt	—	7,281	—	—	7,281
Current portion of loans to affiliate	—	20,000	—	—	20,000
Current liabilities held for sale	—	1,355	—	—	1,355
Total current liabilities	856	61,305	2,940	—	65,101
Risk management liabilities	—	122	—	—	122
Assets retirement obligations	—	33,972	468	—	34,440
Other liabilities	—	215	—	—	215
Long-term debt	—	124,888	—	—	124,888
Deferred tax liability	—	10,760	—	—	10,760
Long-term liabilities held for sale	—	986	—	—	986
Total liabilities	856	232,248	3,408	—	236,512
Convertible preferred units	92,912	—	—	—	92,912
Total partners' capital	56,015	149,782	53,607	(203,389)	56,015
Noncontrolling interest	—	—	7,400	—	7,400
Total equity and partners' capital	56,015	149,782	61,007	(203,389)	63,415
Total liabilities, equity and partners' capital	$149,783	$382,030	$64,415	$(203,389)	$392,839

	Condensed Consolidating Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Asset retirement obligations	—	7,861	458	—	8,319
Other liabilities	—	309	—	—	309
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity and partners' capital	80,165	80,164	59,051	(131,777)	87,603
Total liabilities, equity and partners' capital	$80,165	$245,475	$62,833	$(131,777)	$256,696

Schedule of Condensed Consolidating Statements of Operations

	Condensed Consolidating Statements of Operations
	Three months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Revenue	$—	$66,363	$14,562	$(890)	$80,035
Loss on commodity derivatives, net	—	(499)	—	—	(499)
Total revenue	—	65,864	14,562	(890)	79,536
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	47,361	11,502	(890)	57,973
Direct operating expenses	—	7,138	1,206	—	8,344
Selling, general and administrative expenses	—	5,157	—	—	5,157
Equity compensation expense	—	392	—	—	392
Depreciation, amortization and accretion expense	—	7,465	415	—	7,880
Total operating expenses	—	67,513	13,123	(890)	79,746
Operating (loss) income	—	(1,649)	1,439	—	(210)
Other income (expense):
(Loss) earnings from consolidated affiliates	(2,731)	1,249	—	1,482	—
Interest expense	—	(2,636)	—	—	(2,636)
Net (loss) income before income tax benefit	(2,731)	(3,036)	1,439	1,482	(2,846)
Income tax benefit	—	214	—	—	214
Net (loss) income from continuing operations	(2,731)	(2,822)	1,439	1,482	(2,632)
Discontinued operations	—	91	—	—	91
Net (loss) income	(2,731)	(2,731)	1,439	1,482	(2,541)
Net income attributable to noncontrolling interests	—	—	190	—	190
Net (loss) income attributable to the Partnership	$(2,731)	$(2,731)	$1,249	$1,482	$(2,731)

	Condensed Consolidating Statements of Operations
	Three months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Revenue	$—	$39,346	$15,371	$(370)	$54,347
Loss on commodity derivatives, net	—	(946)	—	—	(946)
Total revenue	—	38,400	15,371	(370)	53,401
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	30,194	11,541	(370)	41,365
Direct operating expenses	—	4,351	978	—	5,329
Selling, general and administrative expenses	—	3,150	96	—	3,246
Equity compensation expense	—	474	—	—	474
Depreciation, amortization and accretion expense	—	5,102	402	—	5,504
Total operating expenses	—	43,271	13,017	(370)	55,918
Gain on sale of assets, net	—	4	—	—	4
Operating (loss) income	—	(4,867)	2,354	—	(2,513)
Other income (expense):
(Loss) earnings from consolidated affiliates	(4,275)	2,105	—	2,170	—
Interest expense	—	(1,501)	—	—	(1,501)
Net (loss) income from continuing operations	(4,275)	(4,263)	2,354	2,170	(4,014)
Discontinued operations	—	(12)	—	—	(12)
Net (loss) income	(4,275)	(4,275)	2,354	2,170	(4,026)
Net income attributable to noncontrolling interests	—	—	249	—	249
Net (loss) income attributable to the Partnership	$(4,275)	$(4,275)	$2,105	$2,170	$(4,275)

	Condensed Consolidating Statements of Operations
	Nine months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Revenue	$—	$179,059	$41,818	$(4,361)	$216,516
Gains on commodity derivatives, net	—	110	—	—	110
Total revenue	—	179,169	41,818	(4,361)	216,626
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	134,041	32,991	(4,361)	162,671
Direct operating expenses	—	17,490	3,408	—	20,898
Selling, general and administrative expenses	—	13,748	—	—	13,748
Equity compensation expense	—	1,877	—	—	1,877
Depreciation, amortization and accretion expense	—	21,028	1,243	—	22,271
Total operating expenses	—	188,184	37,642	(4,361)	221,465
Gain on involuntary conversion of property, plant and equipment	—	343	—	—	343
Loss on impairment of property, plant and equipment	—	(15,232)	—	—	(15,232)
Operating (loss) income	—	(23,904)	4,176	—	(19,728)
Other income (expense):
(Loss) earnings from consolidated affiliates	(28,396)	3,643	—	24,753	—
Interest expense	—	(6,958)	—	—	(6,958)
Net (loss) income before income tax benefit	(28,396)	(27,219)	4,176	24,753	(26,686)
Income tax benefit	—	589	—	—	589
Net (loss) income from continuing operations	(28,396)	(26,630)	4,176	24,753	(26,097)
Discontinued operations	—	(1,766)	—	—	(1,766)
Net (loss) income	(28,396)	(28,396)	4,176	24,753	(27,863)
Net income attributable to noncontrolling interests	—	—	533	—	533
Net (loss) income attributable to the Partnership	$(28,396)	$(28,396)	$3,643	$24,753	$(28,396)

	Condensed Consolidating Statements of Operations
	Nine months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Revenue	$—	$123,422	$15,371	$(370)	$138,423
Gain on commodity derivatives, net	—	3,157	—	—	3,157
Total revenue	—	126,579	15,371	(370)	141,580
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	88,904	11,541	(370)	100,075
Direct operating expenses	—	10,572	978	—	11,550
Selling, general and administrative expenses	—	10,005	96	—	10,101
Equity compensation expense	—	1,272	—	—	1,272
Depreciation, amortization and accretion expense	—	15,320	402	—	15,722
Total operating expenses	—	126,073	13,017	(370)	138,720
Gain on sale of assets, net	—	121	—	—	121
Operating income	—	627	2,354	—	2,981
Other income (expense):
(Loss) earnings from consolidated affiliates	(257)	2,105	—	(1,848)	—
Interest expense	—	(3,083)	—	—	(3,083)
Net (loss) income from continuing operations	(257)	(351)	2,354	(1,848)	(102)
Discontinued operations	—	94	—	—	94
Net (loss) income	(257)	(257)	2,354	(1,848)	(8)
Net income attributable to noncontrolling interests	—	—	249	—	249
Net (loss) income attributable to the Partnership	$(257)	$(257)	$2,105	$(1,848)	$(257)

	Condensed Consolidating Statements of Comprehensive Income
	Three months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(2,731)	$(2,731)	$1,439	$1,482	$(2,541)
Unrealized loss on post retirement benefit plan assets and liabilities	(34)	(34)	—	34	(34)
Comprehensive (loss) income	(2,765)	(2,765)	1,439	1,516	(2,575)
Less: Comprehensive income attributable to noncontrolling interests	—	—	190	—	190
Comprehensive (loss) income attributable to the Partnership	$(2,765)	$(2,765)	$1,249	$1,516	$(2,765)

	Condensed Consolidating Statements of Comprehensive Income
	Three months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(4,275)	$(4,275)	$2,354	$2,170	$(4,026)
Unrealized gain on post retirement benefit plan assets and liabilities	23	23	—	(23)	23
Comprehensive (loss) income	(4,252)	(4,252)	2,354	2,147	(4,003)
Less: Comprehensive income attributable to noncontrolling interests	—	—	249	—	249
Comprehensive (loss) income attributable to the Partnership	$(4,252)	$(4,252)	$2,105	$2,147	$(4,252)

	Condensed Consolidating Statements of Comprehensive Income
	Nine months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(28,396)	$(28,396)	$4,176	$24,753	$(27,863)
Unrealized loss on post retirement benefit plan assets and liabilities	(90)	(90)	—	90	(90)
Comprehensive (loss) income	(28,486)	(28,486)	4,176	24,843	(27,953)
Less: Comprehensive income attributable to noncontrolling interests	—	—	533	—	533
Comprehensive (loss) income attributable to the Partnership	$(28,486)	$(28,486)	$3,643	$24,843	$(28,486)

	Condensed Consolidating Statements of Comprehensive Income
	Nine months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net (loss) income	$(257)	$(257)	$2,354	$(1,848)	$(8)
Unrealized gain on post retirement benefit plan assets and liabilities	40	40	—	(40)	40
Comprehensive (loss) income	(217)	(217)	2,354	(1,888)	32
Less: Comprehensive income attributable to noncontrolling interests	—	—	249	—	249
Comprehensive (loss) income attributable to the Partnership	$(217)	$(217)	$2,105	$(1,888)	$(217)

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Condensed Consolidating Statements of Cash Flows
	Nine months ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$11,413	$4,174	$—	$15,587
Cash flows from investing activities
Additions to property, plant and equipment	—	(22,841)	(1)	—	(22,842)
Proceeds from property damage insurance recoveries	—	482	—	—	482
Net contributions from affiliates	12,458	—	—	(12,458)	—
Net distributions to affiliates	(27,468)	—	—	27,468	—
Net cash used in investing activities	(15,010)	(22,359)	(1)	15,010	(22,360)
Cash flows from financing activities
Net contributions from affiliates	—	27,468	—	(27,468)	—
Net distributions to affiliates	—	(8,856)	(3,602)	12,458	—
Unit holder contributions	13,075	—	—	—	13,075
Unit holder distributions	(12,458)	—	—	—	(12,458)
Issuance of Series A convertible preferred units	14,393	—	—	—	14,393
Net distributions to noncontrolling interest owners	—	—	(571)	—	(571)
LTIP tax netting unit repurchase	—	(400)	—	—	(400)
Payments for deferred debt issuance costs	—	(1,509)	—	—	(1,509)
Payments on other debt	—	(2,231)	—	—	(2,231)
Borrowings on other debt	—	1,495	—	—	1,495
Payments on bank loans	—	(1,072)	—	—	(1,072)
Borrowings on bank loans	—	6,200	—	—	6,200
Payments on long-term debt	—	(99,821)	—	—	(99,821)
Borrowings on long-term debt	—	92,571	—	—	92,571
Net cash provided by (used in) financing activities	15,010	13,845	(4,173)	(15,010)	9,672
Net increase in cash and cash equivalents	—	2,899	—	—	2,899
Cash and cash equivalents
Beginning of period	1	575	—	—	576
End of period	$1	$3,474	$—	$—	$3,475
Supplemental cash flow information
Interest payments	$—	$5,051	$—	$—	$5,051
Supplemental non-cash information
Decrease in accrued property, plant and equipment	$—	$(6,080)	$—	$—	$(6,080)
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)	$59,995	$—	$—	$—	$59,995
Net assets contributed	$22,129	$—	$—	$—	$22,129
Fair value of Series A Units in excess of net assets received	$15,612	$—	$—	$—	$15,612
Accrued unitholder distribution for Series A Units	$2,912	$—	$—	$—	$2,912

	Revised Condensed Consolidating Statements of Cash Flows
	Nine months ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$14,122	$2,354	—	16,476
Cash flows from investing activities
Cost of acquisition, net of cash acquired	—	(51,377)	—	—	(51,377)
Additions to property, plant and equipment	—	(4,196)	(269)	—	(4,465)
Proceeds from disposal of property, plant and equipment	—	126	—	—	126
Net contributions from affiliates	12,050	—	—	(12,050)	—
Net distributions to affiliates	(13)	—	—	13	—
Net cash provided by (used in) investing activities	12,037	(55,447)	(269)	(12,037)	(55,716)
Cash flows from financing activities
Net contributions from affiliates	—	13	—	(13)	—
Net distributions to affiliates	—	(10,214)	(1,836)	12,050	—
Unit holder contributions	13	—	—	—	13
Unit holder distributions	(12,050)	—	—	—	(12,050)
Net distributions to noncontrolling interest owners	—	—	(249)	—	(249)
LTIP tax netting unit repurchase	—	(88)	—	—	(88)
Payments for deferred debt issuance costs	—	(1,140)	—	—	(1,140)
Payments on long-term debt	—	(42,310)	—	—	(42,310)
Borrowings on long-term debt	—	94,690	—	—	94,690
Net cash (used in) provided by financing activities	(12,037)	40,951	(2,085)	12,037	38,866
Net decrease in cash and cash equivalents	—	(374)	—	—	(374)
Cash and cash equivalents
Beginning of period	1	870	—	—	871
End of period	$1	$496	$—	$—	$497
Supplemental cash flow information
Interest payments	$—	$1,894	—	—	1,894
Supplemental non-cash information
Increase in accrued property, plant and equipment	$—	$808	$—	$—	$808